Stockholders' Equity and Stock-Based Compensation	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Stockholders' Equity and Stock-Based Compensation
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

On December 21, 2010 a special meeting of the stockholders was held and a proposal to approve an amendment to Darling's restated certificate of incorporation, as amended, to increase the total number of authorized shares of common stock, par value $0.01, from 100,000,000 to 150,000,000 was approved.

On May 11, 2005, the shareholders approved the Company's 2004 Omnibus Incentive Plan (the "2004 Plan").  The 2004 Plan replaced both the 1994 Employee Flexible Stock Option Plan and the Non-Employee Directors Stock Option Plan and thus broadens the array of equity alternatives available to the Company.   On May 11, 2010, the shareholders reapproved the performance measures under the 2004 Plan.  Under the 2004 Plan, the Company is allowed to grant stock options, stock appreciation rights, non-vested and restricted stock (including performance stock), restricted stock units (including performance units), other stock-based awards, non-employee director awards, dividend equivalents and cash-based awards.  There are up to 6,074,969 common shares available under the 2004 Plan which may be granted to any participant in any plan year as defined in the 2004 Plan.  Some of those shares are subject to outstanding awards as detailed in the tables below.  To the extent these outstanding awards are forfeited or expire without exercise, the shares will be returned to and available for future grants under the 2004 Plan.  The 2004 Plan’s purpose is to attract, retain and motivate employees, directors and third party service providers of the Company and to encourage them to have a financial interest in the Company.  The 2004 Plan is administered by the Compensation Committee (the "Committee") of the Board of Directors.  The Committee has the authority to select plan participants, grant awards, and determine the terms and conditions of such awards as defined in the 2004 Plan.  The Company’s stock options granted under the 2004 Plan generally terminate 10 years after date of grant.  At January 1, 2011, the number of common shares available for issuance under the 2004 Plan was 1,933,217.

The following is a summary of stock-based compensation granted during the years ended January 1, 2011, January 2, 2010 and January 3, 2009.

Nonqualified Stock Options.  On February 27, 2008, the Company granted 20,000 nonqualified stock options in the aggregate to the non-employee directors.  The exercise price for February 27, 2008 stock options was $13.55 per share (fair market value at grant date).  On May 6, 2008 following a new director’s initial election to the board by the stockholders, the Company granted 4,000 nonqualified stock options to the most recent non-employee director.  The exercise price for the May 6, 2008 stock options was $16.20 per share (fair market value at the grant date).  On March 10, 2009, the Company granted 24,000 nonqualified stock options in the aggregate to the non-employee directors.  The exercise price for the March 10, 2009 stock options was $2.94 per share (fair market value at the close of the trading day immediately preceding the grant date).  On March 9, 2010, the Company granted 24,000 nonqualified stock options in the aggregate to the non-employee directors.  The exercise price for March 9, 2010 stock options was $8.21 per share (fair market value at the close of the trading day immediately preceding the grant date).  All of the non-employee director stock options vest 25 percent six months after the grant date and 25 percent on each of the first three anniversary dates thereafter.

On March 9, 2010, the Company's board of directors granted 53,722 nonqualified stock options in the aggregate under the Company’s long term incentive program to certain of the Company’s employees.  The exercise price for March 9, 2010 stock options was $8.21 per share (fair market value at the close of the trading day immediately preceding the grant date).  All of these awards vest 25 percent upon grant and 25 percent on each of the first three anniversary dates of the grant thereafter.

Incentive Stock Options. For fiscal 2010, 2009 and 2008 the Company did not issue any incentive stock options.

A summary of stock option activity as of January 1, 2011 and changes during the year ended is presented below.

	Number of shares	Weighted-avg. exercise price per share	Weighted-avg. remaining contractual life
Options outstanding at January 2, 2010	810,205	$3.75
Granted	77,722	8.21
Exercised	(20,905)	1.68
Forfeited	—	N/A
Expired	—	N/A
Options outstanding at January 1, 2011	867,022	$4.20	4.5 years
Options exercisable at January 1, 2011	790,727	$3.85	4.0 years

The fair value of each stock option grant under the Company's stock option plan was estimated on the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions and results for fiscal 2010, 2009 and 2008.

Weighted Average	2010	2009	2008
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	2.73%	2.31%	3.24%
Expected term	5.77 years	5.80 years	5.80 years
Expected volatility	60.2%	58.4%	42.0%
Fair value of options granted	$4.80	$1.76	$6.23

The expected lives for options granted during fiscal 2010, 2009 and 2008 were computed using the simplified method.

At January 1, 2011, $7.8 million of total future equity-based compensation expense (determined using the Black-Scholes option pricing model and Monte Carlo model for non-vested stock grants) related to outstanding non-vested options and stock awards is expected to be recognized over a weighted average period of 1.9 years.

For the years ended January 1, 2011 and January 2, 2010, the amount of cash received from the exercise of options was insignificant and the related tax benefits were approximately $0.2 million and less than $0.1 million, respectively.  For the year ended January 3, 2009 the amount of cash received from the exercise of options was approximately $0.3 million and the related tax benefits were approximately $2.3 million.  The total intrinsic value of options exercised for the years ended January 1, 2011, January 2, 2010 and January 3, 2009 was approximately $0.1 million, $0.1 million and $6.4 million, respectively.  The fair value of shares vested for the years ended January 1, 2011, January 2, 2010 and January 3, 2009 was approximately $2.0 million, $0.7 million and $0.6 million, respectively.  At January 1, 2011, the aggregate intrinsic value of options outstanding was approximately $7.9 million and the aggregate intrinsic value of options exercisable was approximately $7.5 million.

Non-Vested Stock Awards.  On March 3, 2008, the Company's board of directors granted 67,411 shares of stock under the Company's long term incentive program.  At the grant date 16,853 shares vested immediately and the remaining stock awards vest over the next three anniversary dates of the grant in equal installments.  On March 10, 2009, the Company’s board of directors granted 410,076 shares of stock, 366,326 shares were under the Company’s long term incentive program and 43,750 shares were granted as a one-time issuance to other employees not part of the Company’s long term incentive award program.  At the March 10, 2009 grant date 102,518 shares vested immediately and the remaining stock awards vest over the next three anniversary dates of the grants in equal installments.  On March 9, 2010, the Company's board of directors granted 241,183 shares of stock, 161,183 shares were under the Company's long term incentive program and 80,000 shares were granted as a one-time issuance to other employees not part of the Company’s long term incentive award program.  On November 11, 2010, the Company's board of directors approved award opportunities for 640,000 non-vested restricted shares at $12.53 (fair market value at grant date)

under the Company's 2010 Special Incentive Program (as more fully described below).  These restricted shares vest upon the closing of the Merger and achievement of certain varying market conditions over vesting periods spanning 4 years.

A summary of the Company’s non-vested stock awards as of January 1, 2011, and changes during the year ended is as follows:

	Non-Vested Shares	Weighted Average Grant Date Fair Value
Stock awards outstanding January 2, 2010	341,261	$4.02
Shares granted	881,183	8.98
Shares vested	(216,336)	6.89
Shares forfeited	—	—
Stock awards outstanding January 1, 2011	1,006,108	$7.75

Restricted Stock Awards.  On March 9, 2006, the Company's Board of Directors approved a Non-Employee Director Restricted Stock Award Plan (as subsequently amended, the "Director Restricted Stock Plan") pursuant to and in accordance with the 2004 Plan in order to attract and retain highly qualified persons to serve as non-employee directors and to more closely align such directors' interests with the interests of the stockholders of the Company by providing a portion of their compensation in the form of Company common stock.

Under the Director Restricted Stock Plan, $20,000 in restricted Company common stock (the "Restricted Stock") will be awarded to each non-employee director on the fourth business day after the Company releases its earnings for its prior completed fiscal year (the "Date of Award").  The amount of restricted stock to be issued will be calculated using the closing price of the Company’s common stock on the third business day after the Company releases its earnings.  The Restricted Stock will be subject to a right of repurchase at $0.01 per share upon termination of the holder as a member of the Company's board of directors for cause and will not be transferable. These restrictions will lapse with respect to 100% of the Restricted Stock upon the earliest to occur of (i) ten years after the Date of Award, (ii) a Change of Control (as defined in the 2004 Plan), and (iii) termination of the non-employee director's service with the Company, other than for "cause" (as defined in the Director Restricted Stock Plan).  On March 9, 2010, the Company issued 14,616 share of restricted stock in the aggregate to its non-employee directors under the Director Restricted Stock Plan.  On March 10, 2009, the Company issued 40,818 shares of restricted stock in the aggregate to its non-employee directors under the Director Restricted Stock Plan.  On March 3, 2008 and March 11, 2008, the Company issued 7,190 and 1,509 shares of restricted stock in the aggregate to its non-employee directors under the Director Restricted Stock Plan.

A summary of the Company’s directors’ restricted stock awards as of January 1, 2011, and changes during the year ended is as follows:

	Restricted Shares	Weighted Average Grant Date Fair Value
Stock awards outstanding January 2, 2010	79,532	$5.03
Restricted shares granted	14,616	8.21
Restricted shares where the restriction lapsed	—	N/A
Restricted shares forfeited	—	N/A
Stock awards outstanding January 1, 2011	94,148	$5.52

Long-Term Incentive Opportunity Awards. The Committee has adopted a Long-Term Incentive Plan (the "LTIP") for the Company's key employees, as a subplan under the terms of the 2004 Plan.  The principal purpose of the LTIP is to encourage the Company's executives to enhance the value of the Company and, hence, the price of the Company’s stock and the stockholders' return.  In addition, the LTIP is designed to create retention incentives for the individual and to provide an opportunity for increased equity ownership by executives.  The Committee awarded dollar value performance based restricted stock and stock option opportunities under the LTIP for fiscal 2010 to certain of the Company's officers, including the Chief Executive Officer and the Executive Vice Presidents of Finance and Administration, Operations, Commodities, Legal, and Sales and Services (the "2010 Restricted Stock and Option Awards").  The restricted stock and stock options underlying the 2010 Restricted Stock and Option Awards are issued only if a predetermined financial objective is met by the Company.  The Company met the financial objective for fiscal 2010.  Accordingly, in accordance with the terms of the 2010 Restricted Stock and Option Awards, it is anticipated that the restricted stock representing 75% of the potential award and stock options representing 25% of the potential award will be granted and issued to the executives on the fourth business day after the Company releases its annual financial results for fiscal 2010. The amount of restricted stock and stock options to be issued was predetermined using the closing market price of the Company's common stock on January 8, 2010, the date of adoption of the LTIP program for fiscal 2010.  The stock options will have an exercise price equal to the fair market value of the Company's common stock on the third business day after the Company releases its annual financial results.

The Committee awarded dollar value performance based restricted stock and stock option opportunities under the LTIP for fiscal 2009 to certain of the Company’s officers, including the Chief Executive Officer and the Executive Vice Presidents of Finance and Administration, Operations, Commodities, Legal, and Sales and Services (the "2009 Restricted Stock and Option Awards").  The restricted stock and stock options underlying the 2009 Restricted Stock and Option Awards are issued only if a predetermined financial objective is met by the Company.  The Company met the financial objective for fiscal 2009.  Accordingly, in accordance with the terms of the 2009 Restricted Stock and Option Awards, the restricted stock representing 75% of the award and stock options representing 25% of the award were granted and issued to the executives on the fourth business day after the Company released its annual financial results for fiscal 2009.  The amount of restricted stock and stock options granted and issued was calculated using the closing price of the Company’s common stock on the third business day after the Company released its annual financial results for fiscal 2009.  The stock options have an exercise price equal to the fair market value of the Company’s common stock on the third business day after the Company released its annual financial results.

The above 2010 Restricted Stock and Option Awards and 2009 Restricted Stock and Option Awards are treated as a liability until the grant date when the number of shares and options to be issued is known, and then it becomes equity-classified.  At January 1, 2011 and January 2, 2010 the Company recorded a liability of approximately $2.6 million and $1.8 million on the balance sheet for the long-term incentive opportunities.

2010 Special Incentive Program Awards. On November 11, 2010, the Committee approved a 2010 Special Incentive Program (the "2010 Special Incentive Program") for certain key employees of the Company pursuant to the Company's 2004 Omnibus Incentive Plan, conditioned upon the closing of the Merger.  Under the 2010 Special Incentive Program, certain key employees (the "Participating Employees") upon successful completion of the Merger became eligible to receive a total of 640,000 shares of restricted stock.  The stock vests upon the closing of the Merger and achievement of certain varying market conditions over vesting periods spanning 4 years.  A Participating Employee will not be entitled to receive any grant under the Restricted Stock Award if such Participating Employee’s employment with the Company has terminated, voluntarily or involuntarily, prior to the determination that the conditions to receive the Restricted Stock Award have been fulfilled.